RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended				9 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 03, 2013	Feb. 04, 2013	Dec. 03, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Royalty Agreement [Member]	Dec. 03, 2013 Facility Agreement [Member]	Feb. 04, 2013 Facility Agreement [Member]	Sep. 30, 2014 Eclat Pharmaceuticals [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Sep. 30, 2014 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]
Secured Debt														$ 12,000,000
Warrants Issued During Period Warrants New Issues													3,300,000
Percentage Of Earn Out Payment												20.00%
Contingent Potential Cash Payment					1,000,000
Debt Financing Facility Agreement Amount						5,000,000	15,000,000
Long Term Debt Repayment Percentage								0.834%	1.75%
Line of Credit Facility, Maximum Borrowing Capacity										15,000,000
Line Of Credit Facility Initial Loan										5,000,000
Line Of Credit Facility Additional Loan										5,000,000
Business Combination Commitment Percentage					100.00%
Debt Repayment Term								Dec. 31, 2024	Dec. 31, 2024
Line of Credit Facility, Interest Rate During Period										12.50%	12.50%
Costs and Expenses, Related Party	$ 0	$ 0	$ 3,013,000	$ 0							$ 112,500